INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2023
INCOME TAX AND SOCIAL CONTRIBUTION
INCOME TAX AND SOCIAL CONTRIBUTION

NOTE 13– INCOME TAX AND SOCIAL CONTRIBUTION

13.1 - Current income and social contribution taxes

	12/31/2023	12/31/2022
Current assets
Current Income Tax	1,477,527	1,096,658
Current Social Contribution	693,814	391,246
Negative Balance IRPJ	680,745	192,149
Negative Balance CSLL	80,172	69,172
	2,932,258	1,749,225
Current liabilities
Current Income Tax	21,278	—
Current Social Contribution	8,397	—
	29,675	—

13.2 - Deferred income tax and social contribution

	12/31/2023	12/31/2022
Non-current asset
Income Tax	5,077,818	2,605,645
Social Contribution	1,647,269	935,517
	6,725,087	3,541,162

Non-current liability
Income Tax	3,931,590	4,282,233
Social Contribution	1,790,240	2,012,114
	5,721,830	6,294,347

13.3 - Composition of deferred income tax and social contribution

	12/31/2023	12/31/2022

Deferred tax assets
Tax losses	6,052,988	3,646,840
Actuarial Liabiliites	743,519	840,125
Provision for Contingencies	2,157,555	2,128,232
Loss Credits	1,313,871	1,224,987
Provisions for non-operating losses	367,520	474,198
Estimated losses on investments	31,177	166,027
Concession agreements	743,636	447,521
Provision for Construction Cost	831,931	323,040
Impairment	1,149,637	737,282
Provisions for Voluntary Redundancy Program	125,642	169,059
Provision for onerous contracts	270,435	72,935
Others	988,895	785,662
Total Assets	14,776,806	11,015,908

Deferred Tax liabilities
Contractual asset	9,498,301	9,770,896
Concession agreements	1,346,608	1,167,038
Renegotiation of hydrological risk	580,402	873,629
Reversion of Construction Cost	540,812	472,999
FVOCI Financial Instruments	440,834	427,390
Accelerated depreciation	304,495	293,257
Others	1,062,096	763,884
Total Liabilities	13,773,548	13,769,093

Deferred Tax liabilities	(1,003,258)	2,753,185

In December 2023, after the debt restructuring of the BNDES FINEM contracts originally recorded in the subsidiary MESA that were transferred to Eletrobras holding Company, and after carrying out recoverability tests considering the future tax profits, the subsidiary MESA recognized additional deferred taxes on tax losses and on the negative bases in the value of R$2,454,135, totaling recognition in deferred assets of this indirect subsidiary in the value of R$4,521,514. For more information, see note 23.

The amounts recognized in the financial statements are the result of the Company’s best estimate of future taxable profits, and the basis of the recorded value is formed by the temporary differences, tax loss and negative basis of social contribution of each entity, whose expected realization is as follows:

2024	478,665
2025	(753,414)
2026	(624,421)
2027	(560,565)
After 2027	2,462,997
1,003,258

In addition, Eletrobras (holding company) did not present a prospect of future taxable income and, thus, tax credits deferred from tax losses and negative basis of social contribution not recorded in the financial statements add up to the amount of R$3,714,444 on December 31, 2023 (R$2,714,529 on December 31, 2022).

The Company also has on its books temporary tax asset differences that, when realized, will potentially form deferred tax credits of tax losses and negative basis of social contribution to the amount of R$9,438,150, on December 31, 2023, whose composition is presented below:

Deferred tax assets on unrecognized temporary differences	12/31/2023
Litigation provisions	6,817,900
Actuarial provisions	244,336
ECL	1,601,221
Exchange rate liabilities	127,256
Others	647,436
9,438,150

13.4 - Reconciliation of taxes recognized in the result

	12/31/2023	12/31/2022	12/31/2021
Operating Profit Before Taxes	1,396,363	3,347,210	11,059,505

IRPJ and CSLL calculated at nominal rates	(474,763)	(1,138,051)	(3,760,232)

Effects of additions and exclusions:
Deferred taxes not recognized/written off	93,800	(2,885,746)	(9,336,783)
Exchange Rate Variation	48,822	40,131	(136,397)
Equity pickup method	515,523	805,724	722,018
Provisions	(710,044)	1,727,714	5,721,293
Financial revenue - Contract Asset	34,317	272,872	689,880
Revenue from Dividends/JCP	—	(314,694)	48,435
Constitution/Reversion of Tax Credits	2,343,448	(376,652)	(887,365)
Tax Incentives (a)	290,574	152,059	732,541
Donations	(3,046)	(20,617)	(17,830)
Renegotiation of hydrological risk	(36,735)	395,666	1,317,411
Other permanent additions and exclusions	896,602	645,981	(353,613)
Total (expense)/credit of IRPJ and CSLL	2,998,498	(695,613)	(5,260,642)

(a)Tax Incentives

The Northeast Development Superintendency (SUDENE) and the Amazon Development Superintendency (SUDAM), through constitutive reports, recognized the right to a 75% reduction in income tax and non-refundable surcharges, calculated on the operating profit in electricity generation and transmission activities, whose benefit amount calculated until December 31, 2023, was R$313,368 (R$117,851 on December 31, 2022). The subsidiaries Chesf (SUDENE), Eletronorte and SAESA (SUDAM) are entlited to these tax benefits.

13.5 - Taxes recognized in other comprehensive results

	12/31/2023	12/31/2022	12/31/2021
Deferred income tax and social contribution on actuarial gains or losses	(37,223)	(15,068)	(359,964)
Deferred income tax and social contribution on remeasurement of the fair value of financial instruments through OCI	(70,213)	142,426	79,621
Income tax and social contribution recognized in other comprehensive results	(107,436)	127,358	(280,343)

Accounting Policy

The result of Income Tax and Social Contribution is recognized in the income statement, divided into current and deferred, in the period of the occurrence of the result (profit or loss) to which they refer. Income Tax (IRPJ) and Social Contribution (CSLL), related to other comprehensive income, are recognized directly in shareholders’ equity, without being carried over to profit or loss for the year, and presented in the Statement of Comprehensive Income.

The current and deferred Income Tax and Social Contribution charges calculated based on the rates of 15%, plus a 10% surcharge on taxable income and 9% on taxable income for social contribution on net income, except for the results that have tax incentives from SUDAM and SUDENE, considering the offsetting of tax losses and negative basis of social contribution, limited to 30% of taxable income for the year.

Income Tax expense and current Social Contribution is calculated based on the results that can be admitted in the calculation of payment of income tax and social contribution for the year.

The result with deferred Income Tax and Social Contribution basically represents the tax result arising from (i) income and expenses that cannot (temporary differences), due to tax rules, be considered in the calculation basis of payment of Income Tax and Social Contribution in the calculation of the year, but which may be used in subsequent years, and (ii) any loss for the year.

Deferred Income Tax and Social Contribution credits (assets), arising from temporary differences or possible losses, are recognized in proportion to the probability of future taxable income and the possibility of using temporary differences.

When there is a legal right and the intention to compensate them, in the calculation of current taxes, deferred taxes, assets and liabilities, related to the same legal entity, are presented by the net in the balance sheet.

Estimates and critical judgments

For the maintenance of the deferred tax credits resulting from accumulated tax losses, the Company projects its future cash flows considering the macroeconomic assumptions, the operational structure and its strategic planning.